Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen
	2014	2015

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	¥6,424,471
Total	6,424,471	6,424,471
Less accumulated amortization
Customer relationships	(2,222,514)	(2,619,544)
Intangible assets subject to amortization—net	4,201,957	3,804,927

Intangible assets not subject to amortization:
Telephone rights	29,987	29,352
Trademark	107,000	107,000
Goodwill	5,969,951	6,169,609
Total	6,106,938	6,305,961

Total intangible assets	¥10,308,895	¥10,110,888

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen
2016	¥388,014
2017	380,496
2018	365,460
2019	355,410
2020	346,223

Schedule of Goodwill [Table Text Block]
	Thousands of Yen
	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2013
Goodwill	¥5,854,682	¥235,551	¥6,090,233
Accumulated impairment losses	(120,282)	-	(120,282)

	5,734,400	235,551	5,969,951

Acquisition	-	-	-

Impairment losses	-	-	-

Balance at March 31, 2014
Goodwill	5,854,682	235,551	6,090,233
Accumulated impairment losses	(120,282)	-	(120,282)

	5,734,400	235,551	5,969,951

Acquisition	199,658	-	199,658

Impairment losses	-	-	-

Balance at March 31, 2015
Goodwill	6,054,340	235,551	6,289,891
Accumulated impairment losses	(120,282)	-	(120,282)
	¥5,934,058	¥235,551	¥6,169,609